Contingencies And Other Risks	12 Months Ended
Dec. 31, 2012
Loss Contingency [Abstract]
Contingencies Disclosure and Other Risks [Text Block]
Contingencies and Other Risks
In the normal course of business, we enter into transactions that expose us to varying degrees of risk.
Concentration with GM and Chrysler
The profitability and financial condition of our operations are heavily dependent upon the performance, operations, and prospects of GM, Chrysler, and their dealers. We have preferred provider agreements that provide for limited exclusivity privileges with respect to subvention programs offered by GM and Chrysler. These agreements do not provide us with any benefits relating to standard rate financing or lease products. Our preferred provider agreements with GM and Chrysler terminate on December 31, 2013, and April 30, 2013, respectively.
Mortgage-Related Matters
ResCap Bankruptcy Filing
On May 14, 2012, Residential Capital, LLC (ResCap) and certain of its wholly owned direct and indirect subsidiaries (collectively, the Debtors) filed voluntary petitions for relief under Chapter 11 of the Bankruptcy Code in the United States Bankruptcy Court for the Southern District of New York (Bankruptcy Court). In connection with the filings, Ally Financial Inc. and its direct and indirect subsidiaries and affiliates (excluding the Debtors) (collectively, AFI) had reached an agreement with the Debtors and certain creditor constituencies on a prearranged Chapter 11 plan (the Plan). The Plan included a proposed settlement (the Settlement) between AFI and the Debtors, which included, among other things, an obligation of AFI to make a $750 million cash contribution to the Debtors' estate, and a release of all existing or potential causes of action between AFI and the Debtors, as well as a release of all existing or potential ResCap-related causes of action against AFI held by third parties.
The Settlement contemplated certain milestone requirements that the Debtors failed to satisfy, including the Bankruptcy Court's confirmation of the Plan on or before October 31, 2012. While the failure to meet this October 31 milestone would have resulted in the Settlement's automatic termination, AFI and the Debtors agreed to monthly temporary waivers of this automatic termination through February 28, 2013. This waiver was not extended beyond this date, and therefore the Settlement has terminated.
As a result of the termination of the Settlement, AFI is no longer obligated to make the $750 million cash contribution and neither party is bound by the Settlement. Further, AFI is not entitled to receive any releases from either the Debtors or any third party claimants, as was contemplated under the Plan and Settlement. However, AFI has not withdrawn its offer to provide a $750 million cash contribution to the Debtors' estate if an acceptable settlement can be reached. As a result of the termination of the Settlement, substantial claims could be brought against us, which could have a material adverse impact on our results of operations, financial position or cash flows. For further information with respect to the bankruptcy, refer to Note 1.
Based on our assessment of the effect of the deconsolidation of ResCap, potential obligations as a result of the ResCap bankruptcy, and other impacts related to the bankruptcy filing, we recorded a charge of $1.2 billion during the year ended December 31, 2012. This charge primarily consisted of the impairment of Ally's $442 million equity investment in ResCap and an additional $750 million, which is the amount AFI has offered to contribute to the Debtors' estate. Given the inherent uncertainty of the bankruptcy process, it is possible that the $750 million estimate could be increased or decreased in the future, but we are unable to estimate the amount of any potential modification.
Mortgage Settlements and Consent Order
On February 9, 2012, we announced that we had reached an agreement with respect to investigations into procedures followed by mortgage servicing companies and banks in connection with mortgage origination and servicing activities and foreclosure home sales and evictions (the Mortgage Settlement). Further, as a result of an examination conducted by the FRB and FDIC, on April 13, 2011, we entered into a consent order (the Consent Order) with the FRB and the FDIC, that required, among other things, GMAC Mortgage, LLC to retain independent consultants to conduct a risk assessment related to mortgage servicing activities and, separately, to conduct a review of certain past residential mortgage foreclosure actions (the Foreclosure Review). The Debtors are primarily liable for all remaining obligations under both the Mortgage Settlement and Consent Order. AFI is secondarily liable for the specific performance of required actions, and is jointly and severally liable for certain financial obligations. On September 19, 2012, the official committee of unsecured creditors appointed in the Debtors' bankruptcy cases (the Creditors' Committee) filed an objection to the Debtors' motions to compensate the independent consultants for their Foreclosure Review services. In its objection, the Creditors' Committee alleged, among other things, that AFI should be responsible for the costs of the Foreclosure Review. On October 11, 2012, the Bankruptcy Court entered an interim order allowing the Debtors to continue paying the independent consultants on an interim 90 day basis, while reserving all parties' rights with respect to the allocation of costs between the Debtors and AFI for the Foreclosure Review. On January 14, 2013, the bankruptcy court entered an interim order authorizing the Debtors to continue paying the independent consultants for their Foreclosure Review services until February 28, 2013, and then on February 28, 2013, the bankruptcy court entered an interim order authorizing the Debtors to continue paying the independent consultants until March 21, 2013, reserving all parties' rights until that time. On February 27, 2013, the Debtors filed a motion with the Bankruptcy Court seeking, for purposes of any proposed chapter 11 plan, that GMAC Mortgage's obligation to conduct and pay for independent file review regarding certain residential foreclosure actions and foreclosure sales prosecuted by GMAC Mortgage and its subsidiaries, as required under the Consent Order, be classified as a general unsecured claim in an amount to be determined, and that the automatic stay under the Bankruptcy Code be applied to prevent the FRB, the FDIC, and other governmental entities from taking any action to enforce the obligation against the Debtors. If the Bankruptcy Court approves the motion, such governmental entities are likely to seek to enforce the obligation against AFI, and any such obligations ultimately borne by AFI could be material. The Debtors have requested that the motion be heard at a hearing on March 21, 2013.
Legal Proceedings
We are subject to potential liability under various governmental proceedings, claims, and legal actions that are pending or otherwise asserted against us. We are named as defendants in a number of legal actions, and we are involved in governmental proceedings arising in connection with our respective businesses. Some of the pending actions purport to be class actions, and certain legal actions include claims for substantial compensatory and/or punitive damages or claims for indeterminate amounts of damages. We establish reserves for legal claims when payments associated with the claims become probable and the payments can be reasonably estimated. Given the inherent difficulty of predicting the outcome of litigation and regulatory matters, it is generally very difficult to predict what the eventual outcome will be, and when the matter will be resolved. The actual costs of resolving legal claims may be higher or lower than any amounts reserved for the claims.
Mortgage-backed Securities Litigation
We have previously disclosed various litigation matters where the Debtors (as defined above) were named as defendants in cases relating to mortgage-backed securities and certain other mortgage-related matters. As a result of the bankruptcy filings, all litigation against the Debtors has been automatically stayed and will be resolved in the bankruptcy litigation out of the assets of the estate. Ally believes that it has no potential future liability with respect to any litigation claims pending solely against the Debtors.
Ally Financial Inc. and certain of its subsidiaries (excluding the Debtors) (collectively, the AFI Entities) are named as defendants in various cases relating to ResCap mortgage-backed securities (MBS) and certain other mortgage-related matters, which are described in more detail below (collectively, the Mortgage Cases). In the private-label securities litigation, the plaintiffs generally allege that misstatements and omissions occurred in registration statements, prospectuses, prospectus supplements, and other documents related to MBS offerings. The alleged misstatements and omissions typically concern underwriting standards. The plaintiffs generally claim that such misstatements and omissions constitute violations of state and/or federal securities law and common law including negligent misrepresentation and fraud. Plaintiffs seek monetary damages and rescission. In these cases, the claims against Ally Financial Inc. are all indirect or vicarious in nature, which generally requires proof of direct liability against the underlying Debtor entities before the litigants can seek to hold Ally Financial Inc. responsible for such underlying conduct. With respect to the private-label monoline bond insurer claims, certain monoline bond insurers generally allege breach of contract and fraud, as described more specifically below.
As described earlier, the proposed bankruptcy Plan, which provided for a release of all existing and potential causes of action against the AFI Entities held by ResCap (including the Mortgage Cases), has been terminated. As a result, the Mortgage Cases are expected to proceed against us. We intend to vigorously defend these cases.
Other than the Cambridge Place I and II, New Jersey Carpenters, FHFA and FDIC matters, all of the private-label securities matters are currently subject to orders entered by the Bankruptcy Court staying the matter through April 30, 2013 in connection with the Debtors bankruptcy. The Cambridge Place I and II and New Jersey Carpenters matters are currently subject to stay orders through March 31, 2013, and the FHFA and FDIC matters are currently proceeding against the applicable Ally defendants. Other than the MBIA matter, all of the private-label monoline bond insurer claims are currently subject to orders entered by the Bankruptcy Court staying the matter through April 30, 2013 in connection with the Debtors bankruptcy. The MBIA matter is currently proceeding against the applicable Ally defendants. All of the stay orders permit motion to dismiss practice and limited discovery to proceed for and against the non-Debtor Ally defendants.
Set forth below are descriptions of these proceedings.
Private-label Securities Litigation
Allstate Litigation
On February 14, 2011, the Allstate Insurance Company and various of its subsidiaries and affiliates (collectively, Allstate) filed a complaint in Hennepin County District Court, Minnesota, against Ally Securities LLC (Ally Securities) and a number of ResCap entities. The complaint alleges that the defendants misrepresented in the offering materials the riskiness and credit quality of, and omitted material information related to, residential mortgage-backed securities (MBS) Allstate purchased. The complaint asserts claims for fraud and negligent misrepresentation and seeks money damages and costs, including attorneys' fees. A motion to dismiss the amended complaint was granted in part and denied in part on November 28, 2011, pursuant to which the court dismissed the negligent misrepresentation claim and allowed the fraud and Consumer Fraud Act claims to proceed.
Cambridge Place I and II Litigation
On February 11, 2011, Cambridge Place Investments filed two complaints against Ally Securities and a number of ResCap entities alleging violations of state securities laws and seeks, in both cases, recovery of money damages, together with statutory interest from the date of payment, costs, and attorneys' fees. Plaintiff dismissed the Debtor entities in March 2012 and the case remains pending against Ally Securities only.
FDIC Litigation
The Federal Deposit Insurance Corporation filed four complaints against Ally Securities between May 2012 and August 2012 alleging violations of federal and state securities laws, in each alleging that Ally Securities made misleading statements in a registration statement. Plaintiff seeks rescission and money damages in all cases including pre- and post-judgment interest, attorney's fees and costs of court. Ally Securities has filed motions to dismiss in three of the four cases, and expects to file a motion to dismiss in the fourth case as well.
FHFA Litigation
FHFA, as conservator for Freddie Mac, filed a complaint on September 2, 2011, against Ally Financial Inc., Ally Securities, GMAC Mortgage Group (GMACMG), and a number of ResCap entities, in New York County Supreme Court. The case was removed to Federal District Court, Southern District of New York. Subsequent to the ResCap bankruptcy filing, the FHFA amended its complaint to remove all Debtor entities. The complaint alleges that Ally Financial Inc., GMACMG and Ally Securities violated federal and state securities laws and engaged in aiding and abetting a fraud, asserts control person liability against Ally Financial. The plaintiff seeks rescission and recovery of money damages, with interest, as well as consequential and punitive damages, attorney's fees and costs and judgment interest. Motions to dismiss were filed by defendants on July 13, 2012, and were granted in part and denied in part on December 19, 2012. The dismissed portions of the complaint did not substantially alter the original allegations, entities involved, or securities offerings at issue in the case.
FHLB Litigation
Federal Home Loan Bank (FHLB) of Indianapolis filed an Amended Complaint in Marion County Superior Court for rescission and damages on July 14, 2011, asserting claims for common law negligence and violations of state and federal securities laws, and names Ally Securities, and GMACMG, and a number of ResCap entities. The complaint alleges that the offering documents for the securities underwritten and issued by the defendants contained material misrepresentations of fact, evidenced by high default and foreclosure rates, and seeks damages or statutory recovery upon tender, plus interest, attorneys' fees, and costs, including expert witness fees and an order voiding the transactions at issue. The defendants filed a motion to dismiss, which was granted in part and denied in part. The negligent misrepresentation claim remains against Ally Securities only.
FHLB of Boston filed a complaint on April 20, 2011, in Suffolk County Superior Court, naming numerous defendants including Ally Financial Inc.; GMACMG, and a number of ResCap entities. The complaint alleges that the defendants collectively packaged, marketed, offered, and sold private-label MBS, and FHLB of Boston purchased such securities in reliance upon misstatements and omissions of material facts in the offering documents. The complaint alleges negligent misrepresentation and violations of the Massachusetts Uniform Securities Act. Plaintiffs seek damages, plus interest, attorneys' fees, and costs, including expert witness fees. The defendants removed this case to federal court. The AFI Entities filed a Motion to Dismiss on October 11, 2012.
FHLB of Chicago filed a Corrected Amended Complaint for Rescission and Damages on October 15, 2011, in Cook County Circuit Court, which names, among other defendants, Ally Financial Inc., Ally Securities, GMACMG, and a number of ResCap entities. The complaint alleges that the offering documents for the securities underwritten and issued by defendants contained material misrepresentations of fact and asserts claims for violations of state securities law and negligent misrepresentation. The complaint seeks rescission of the transactions at issue, money damages, and attorney's fees and costs, including expert witness fees. The defendants' motion to dismiss was denied September 12, 2012.
John Hancock Litigation
John Hancock Life Insurance Company filed a complaint in Hennepin County, Minnesota on July 27, 2012 against Ally Financial Inc., Ally Bank, Ally Securities, GMACMG and a number of ResCap individual directors and officers. The complaint alleges fraud, aiding and abetting fraud, negligent misrepresentation, and violations of federal and state securities laws. The plaintiff seeks rescission and money damages, including costs, reasonable attorneys' fees and expert fees, and prejudgment interest relating to forty-nine securities offerings.
Huntington Bancshares Litigation
Huntington Bancshares, Inc. (Huntington), commenced a lawsuit on October 11, 2011, against Ally Financial Inc., Ally Securities, and a number of ResCap entities and individual directors and officers. The complaint alleges that the defendants made misrepresentations and omissions of material facts related to the originator's loan underwriting guidelines in the offering materials for five residential mortgage-backed securities. The complaint asserts claims for fraud, aiding and abetting fraud, negligent misrepresentation, and violation of the Minnesota Securities Act and seeks rescission, money damages, and certain costs. The defendants' motion to dismiss was granted and all parties and claims were dismissed with prejudice on December 11, 2012. The plaintiff filed a timely notice of appeal on February 8, 2013. No appeal dates have been set.
Massachusetts Mutual Life Insurance Company Litigation
On February 9, 2011, the Massachusetts Mutual Life Insurance Company (MassMutual) filed a complaint in the United States District Court for the District of Massachusetts against numerous defendants, including Ally Securities and a former director of ResCap. The complaint alleges that the defendants' public filings and offering documents associated with MBS that MassMutual purchased contained false statements and omissions of material facts. MassMutual asserts claims for violations of the Massachusetts Uniform Securities Act and seeks both compensatory and statutory damages. The defendants' motion to dismiss was granted in part and denied in part in February 2012, although claims against Ally Securities remain.
New Jersey Carpenters Litigation
On January 3, 2011, New Jersey Carpenters Health Fund, New Jersey Carpenters Vacation Fund, and Boilermaker Blacksmith National Pension Trust, on behalf of themselves and a putative class (collectively, New Jersey Carpenters), filed a Consolidated Second Amended Securities Class Action Complaint against numerous defendants including Ally Securities, and a number of ResCap entities and individual directors and officers. The complaint alleges that the plaintiffs and the class purchased MBS between June 28, 2006, and May 30, 2007, and asserts that the offering documents associated with these transactions contained misrepresentations and omitted material information in violation of the federal securities laws. The complaint seeks compensatory damages, rescission or a rescissory measure of damages, and attorneys' fees and costs, among other relief. New Jersey Carpenters moved for class certification. The court denied the plaintiffs' motion for class certification, and the Plaintiffs appealed and 2nd Circuit affirmed the District Court's ruling. Plaintiffs were then allowed limited discovery to re-attempt class certification and the District Court certified a modified class and allowed claims to be reinstated by certain intervenors. The defendants have filed a motion for reconsideration of class certification.
Stichting Pensioenfonds Litigation
On October 11, 2011 Stichting filed a complaint in District Court of Minnesota against Ally Financial Inc., Ally Securities, and a number of ResCap entities and individual directors and officers. The complaint alleges fraud, aiding and abetting fraud, negligent misrepresentation and violation of state securities laws and seeks money damages, including attorney's fees, court costs and expert fees, and judgment interest. The Defendants filed a motion to dismiss on July 30, 2012. The plaintiffs subsequently were granted leave to amend their complaint which added Ally Bank, IB Finance Holding Co., and two securities offerings. The Defendants anticipate filing a motion to dismiss.
Union Central Life Litigation
Union Central filed a complaint on April 28, 2011 against Ally Financial Inc., Ally Securities and a number of ResCap entities and a former ResCap director alleging violation of the federal securities laws, state common law fraud, negligent misrepresentation and unjust enrichment. The plaintiff seeks compensatory and statutory damages, and attorneys fees and costs, including expert witness fees. A motion to dismiss was filed on July 27, 2012.
Western & Southern Litigation
Western & Southern filed a complaint on June 30, 2011 in Hamilton County, Ohio against Ally Securities and a number of ResCap entities alleging violation of state securities laws and negligent misrepresentation and seeks rescission and money damages, including compensatory and punitive damages, interest, and attorney's fees and costs. A motion to dismiss was granted for all parties except Ally Securities.
Private-label Monoline Bond Insurer Claims
Assured Guaranty Litigation
Assured Guaranty filed a complaint on May 11, 2012 in Federal District Court, the Southern District of New York, against Ally Financial, Ally Bank and a number of ResCap entities alleging claims for breach of contract, reimbursement and indemnification under New York law and seeks monetary damages in connection with 2004 and 2006 mortgage securitizations.
MBIA Litigation
MBIA Insurance Corporation (MBIA) filed complaints on December 4, 2008, and April 1, 2010, in the New York County Supreme Court against GMAC Mortgage and RFC. The complaints allege that defendants breached their contractual representations and warranties relating to the characteristics of mortgage loans contained in certain insured MBS offerings and includes claims for fraud, improper servicing and failure to notify the insurer of the alleged breach. Both cases were automatically stayed on May 14, 2012 in connection with the Debtors' bankruptcy filings. MBIA subsequently filed a complaint on September 17, 2012 against Ally Financial Inc., IB Finance Holding Company LLC, Ally Bank, Ally Securities, and GMACMG, alleging aiding and abetting common law fraud, and against Ally Bank, breach of contract relating to the characteristics of the mortgage loans contained in certain insured offerings and seeks damages relating to all claims. The Defendants filed a motion to dismiss on February 15, 2013.
FGIC Litigation
FGIC filed twelve complaints in New York state court against Ally Financial Inc. (ten of the twelve), Ally Bank (four of the twelve) and a number of ResCap entities between November 29, 2011 and March 13, 2012, alleging that the Debtor defendants breached their contractual representations and warranties relating to the characteristics of mortgage loans contained in certain insured MBS offerings. FGIC also alleges that Ally Financial Inc. is liable under alter ego and fraudulent inducement theories and that Ally Bank aided and abetted such fraudulent inducement and seeks damages relating to all claims. All of the FGIC cases were removed to the U.S. District Court for the Southern District of New York, and the defendants have asked the Court for leave to file motions to dismiss each case.
Regulatory Matters
We continue to respond to subpoenas and document requests from the SEC, seeking information covering a wide range of mortgage-related matters, including, among other things, various aspects surrounding securitizations of residential mortgages. We are also responding to subpoenas received from the U.S. Department of Justice, which include broad requests for documentation and other information in connection with its investigation of potential fraud and other potential legal violations related to mortgage backed securities, as well as the origination and/or underwriting of mortgage loans. In addition, the CFPB has recently advised us that they are investigating certain of our retail financing practices. It is possible that this could result in actions against us.
Loan Repurchases and Obligations Related to Loan Sales
Representation and Warranty Obligation Reserve Methodology
A significant portion of our representation and warranty obligations were eliminated as a result of the deconsolidation of ResCap. Representation and warranty reserve was $105 million at December 31, 2012 with respect to Ally Bank's sold and serviced loans. The current liability for representation and warranty obligations reflects management's best estimate of probable losses with respect to Ally Bank's mortgage loans sold to Freddie Mac and Fannie Mae. We considered historical and recent demand trends in establishing the reserve. The methodology used to estimate the reserve considers a variety of assumptions including borrower performance (both actual and estimated future defaults), repurchase demand behavior, historical loan defect experience, historical mortgage insurance rescission experience, and historical and estimated future loss experience, which includes projections of future home price changes as well as other qualitative factors including investor behavior. It is difficult to predict and estimate the level and timing of any potential future demands. In cases where we may not be able to reasonably estimate losses, a liability is not recognized. Management monitors the adequacy of the overall reserve and makes adjustments to the level of reserve, as necessary, after consideration of other qualitative factors including ongoing dialogue and experience with counterparties.
At the time a loan is sold, an estimate of the fair value of the liability is recorded and classified in accrued expenses and other liabilities on our Consolidated Balance Sheet and recorded as a component of gain (loss) on mortgage and automotive loans, net, in our Consolidated Statement of Income. We recognize changes in the liability when additional relevant information becomes available. Changes in the estimate are recorded as other operating expenses in our Consolidated Statement of Income. The repurchase reserve at December 31, 2012, relates exclusively to GSE exposure.
The following table summarizes the changes in our reserve for representation and warranty obligations.

Year ended December 31, ($ in millions)	2012 (a)	2011
Balance at January 1,	$825	$830
Provision for mortgage representation and warranty expenses
Loan sales	16	19
Change in estimate — continuing operations	67	324
Total additions	83	343
Resolved claims (b)	(146)	(360)
Recoveries	8	12
Deconsolidation of ResCap	(665)	—
Balance at December 31,	$105	$825

(a)	The remaining balance is at Ally Bank as a result of the deconsolidation of ResCap. Refer to Note 1 for more information regarding the Debtors' Bankruptcy and the deconsolidation of ResCap.

(b)	Includes principal losses and accrued interest on repurchased loans, indemnification payments, and settlements with counterparties.
Other Contingencies
We are subject to potential liability under various other exposures including tax, nonrecourse loans, self-insurance, and other miscellaneous contingencies. We establish reserves for these contingencies when the loss becomes probable and the amount can be reasonably estimated. The actual costs of resolving these items may be substantially higher or lower than the amounts reserved for any one item. Based on information currently available, it is the opinion of management that the eventual outcome of these items will not have a material adverse impact on our results of operations, financial position, or cash flows.